Vanguard S&P Mid-Cap 400 Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.7%)1
Communication Services (2.3%)
*	Live Nation Entertainment Inc.	169,667	11,844
	Cable One Inc.	6,128	9,407
	New York Times Co. Class A	175,191	5,650
	Cinemark Holdings Inc.	129,859	4,398
	TEGNA Inc.	264,617	4,062
	World Wrestling Entertainment Inc. Class A	58,115	3,604
	Telephone & Data Systems Inc.	118,945	2,820
*	Yelp Inc. Class A	78,733	2,730
	John Wiley & Sons Inc. Class A	53,440	2,526
*	AMC Networks Inc. Class A	54,068	2,078
	Meredith Corp.	49,052	1,719
			50,838
Consumer Discretionary (12.2%)
	Domino's Pizza Inc.	50,312	14,807
	Pool Corp.	48,719	10,058
	Service Corp. International	222,455	9,792
*	Caesars Entertainment Corp.	678,257	8,844
	Gentex Corp.	310,811	8,827
*	Five Below Inc.	67,923	8,403
	Dunkin' Brands Group Inc.	100,918	7,725
	Polaris Inc.	70,093	6,848
	Wyndham Hotels & Resorts Inc.	117,643	6,815
	Williams-Sonoma Inc.	95,391	6,620
*	Skechers U.S.A. Inc. Class A	163,100	6,560
*	Etsy Inc.	146,960	6,377
	Toll Brothers Inc.	157,565	6,329
	Brunswick Corp.	104,544	6,144
*	Deckers Outdoor Corp.	35,198	5,920
	Marriott Vacations Worldwide Corp.	47,205	5,799
	Churchill Downs Inc.	43,428	5,646
	Carter's Inc.	54,534	5,634
	Wyndham Destinations Inc.	112,404	5,451
	Foot Locker Inc.	133,760	5,357
*	Helen of Troy Ltd.	30,564	4,934
*,^	Mattel Inc.	420,878	4,924
	Wendy's Co.	224,593	4,815
	Aaron's Inc.	82,366	4,810
*	Grubhub Inc.	111,530	4,809
*	Tempur Sealy International Inc.	56,064	4,759
	Texas Roadhouse Inc. Class A	79,624	4,610
	Goodyear Tire & Rubber Co.	282,960	4,524
^	Cracker Barrel Old Country Store Inc.	29,271	4,500
*,^	Ollie's Bargain Outlet Holdings Inc.	66,800	4,369
*	Murphy USA Inc.	36,703	4,314
	Thor Industries Inc.	67,016	4,274
*,^	Eldorado Resorts Inc.	79,744	4,267
	Six Flags Entertainment Corp.	95,816	4,166
	Dick's Sporting Goods Inc.	80,350	3,681

* AutoNation Inc.	71,758	3,666
KB Home	104,415	3,611
Graham Holdings Co. Class B	5,309	3,353
* Visteon Corp.	34,104	3,190
* Penn National Gaming Inc.	132,644	3,055
Dana Inc.	175,438	2,974
American Eagle Outfitters Inc.	193,632	2,899
Boyd Gaming Corp.	97,397	2,864
* Sally Beauty Holdings Inc.	147,146	2,712
* TRI Pointe Group Inc.	173,234	2,699
* WW International Inc.	56,592	2,450
* Adient plc	106,466	2,327
Jack in the Box Inc.	28,848	2,287
^ Bed Bath & Beyond Inc.	156,365	2,280
* Adtalem Global Education Inc.	67,202	2,267
* Urban Outfitters Inc.	86,125	2,210
Cheesecake Factory Inc.	50,026	2,182
Brinker International Inc.	45,661	2,046
* Scientific Games Corp.	65,925	1,804
Papa John's International Inc.	26,763	1,693
* Delphi Technologies plc	106,303	1,324
^ Dillard's Inc. Class A	12,478	896
		270,501
Consumer Staples (2.9%)
* Post Holdings Inc.	83,815	8,851
Casey's General Stores Inc.	44,861	7,795
Ingredion Inc.	81,388	6,769
Flowers Foods Inc.	234,448	5,048
* Boston Beer Co. Inc. Class A	11,219	4,312
Sanderson Farms Inc.	24,072	3,986
Energizer Holdings Inc.	78,188	3,901
Lancaster Colony Corp.	24,156	3,817
* BJ's Wholesale Club Holdings Inc.	148,494	3,519
* TreeHouse Foods Inc.	68,617	3,355
* Sprouts Farmers Market Inc.	143,833	2,848
Nu Skin Enterprises Inc. Class A	67,729	2,590
* Hain Celestial Group Inc.	97,906	2,420
* Edgewell Personal Care Co.	66,101	2,060
* Pilgrim's Pride Corp.	63,950	2,014
Tootsie Roll Industries Inc.	20,574	707
		63,992
Energy (1.8%)
* WPX Energy Inc.	514,131	5,059
Murphy Oil Corp.	188,253	4,332
PBF Energy Inc. Class A	124,477	3,896
* Transocean Ltd.	702,005	3,496
World Fuel Services Corp.	79,784	3,383
EQT Corp.	311,715	2,721
Equitrans Midstream Corp.	249,022	2,483
* Apergy Corp.	94,233	2,407
Core Laboratories NV	53,973	2,364
Patterson-UTI Energy Inc.	247,509	2,213
* Matador Resources Co.	133,792	1,884
^ Antero Midstream Corp.	364,641	1,670
* CNX Resources Corp.	228,075	1,576
* Southwestern Energy Co.	659,494	1,200

* Oasis Petroleum Inc.	351,720	823
* Chesapeake Energy Corp.	1,374,920	818
		40,325
Financials (16.6%)
* Alleghany Corp.	17,590	13,721
Reinsurance Group of America Inc. Class A	76,580	12,671
FactSet Research Systems Inc.	46,676	12,119
WR Berkley Corp.	176,590	12,008
Brown & Brown Inc.	284,512	10,737
RenaissanceRe Holdings Ltd.	53,888	10,149
American Financial Group Inc.	91,091	9,994
SEI Investments Co.	154,809	9,990
First American Financial Corp.	136,792	8,703
Signature Bank	66,769	8,237
East West Bancorp Inc.	177,483	8,132
Prosperity Bancshares Inc.	115,654	8,125
Commerce Bancshares Inc.	120,446	8,073
TCF Financial Corp.	186,837	7,939
Old Republic International Corp.	347,754	7,845
Primerica Inc.	51,088	6,838
Synovus Financial Corp.	178,717	6,807
New York Community Bancorp Inc.	570,165	6,796
Hanover Insurance Group Inc.	48,187	6,550
Eaton Vance Corp.	137,849	6,502
Cullen/Frost Bankers Inc.	69,482	6,501
Jefferies Financial Group Inc.	307,248	6,421
First Horizon National Corp.	380,969	6,126
First Financial Bankshares Inc.	165,519	5,722
Kemper Corp.	76,316	5,641
* Brighthouse Financial Inc.	135,732	5,587
Webster Financial Corp.	112,283	5,467
Pinnacle Financial Partners Inc.	87,945	5,402
PacWest Bancorp	144,433	5,379
Stifel Financial Corp.	84,740	5,298
Sterling Bancorp	250,714	5,120
FNB Corp.	397,022	4,931
Janus Henderson Group plc	193,673	4,919
Selective Insurance Group Inc.	72,301	4,788
Wintrust Financial Corp.	69,252	4,703
Valley National Bancorp	405,275	4,693
United Bankshares Inc.	123,630	4,682
Interactive Brokers Group Inc.	93,374	4,521
Hancock Whitney Corp.	110,820	4,500
Bank of Hawaii Corp.	49,635	4,473
SLM Corp.	519,231	4,429
Umpqua Holdings Corp.	269,054	4,404
Bank OZK	147,660	4,383
Associated Banc-Corp	198,050	4,246
FirstCash Inc.	52,270	4,226
Federated Investors Inc. Class B	117,370	3,934
Legg Mason Inc.	99,553	3,891
Evercore Inc. Class A	48,618	3,762
Home BancShares Inc.	190,179	3,579
Washington Federal Inc.	96,939	3,568
BancorpSouth Bank	114,325	3,556
Navient Corp.	247,590	3,553
* Texas Capital Bancshares Inc.	61,288	3,542

UMB Financial Corp.	52,605	3,539
Fulton Financial Corp.	203,055	3,484
CNO Financial Group Inc.	189,951	3,442
Cathay General Bancorp	92,256	3,397
* LendingTree Inc.	9,353	3,372
International Bancshares Corp.	70,370	2,985
Trustmark Corp.	78,440	2,695
* Genworth Financial Inc. Class A	612,567	2,426
Mercury General Corp.	32,915	1,612
* Green Dot Corp. Class A	58,339	1,386
RLI Corp.	537	49
		366,270
Health Care (10.0%)
STERIS plc	103,315	15,615
West Pharmaceutical Services Inc.	89,863	13,213
* Molina Healthcare Inc.	76,510	10,367
Bio-Techne Corp.	46,444	10,136
* Bio-Rad Laboratories Inc. Class A	26,225	9,687
* Masimo Corp.	59,855	9,282
* Catalent Inc.	178,125	9,261
Hill-Rom Holdings Inc.	81,488	8,736
* Charles River Laboratories International Inc.	59,542	8,648
Encompass Health Corp.	120,325	8,508
Chemed Corp.	19,428	8,354
* PRA Health Sciences Inc.	76,608	8,336
* Haemonetics Corp.	61,935	7,469
* Penumbra Inc.	39,040	6,907
* Amedisys Inc.	39,230	6,393
* Exelixis Inc.	369,317	6,142
* HealthEquity Inc.	86,029	5,410
* Integra LifeSciences Holdings Corp.	86,465	5,274
* Globus Medical Inc.	93,335	5,222
* Repligen Corp.	56,463	5,011
* LivaNova plc	59,102	4,950
* United Therapeutics Corp.	53,374	4,924
* NuVasive Inc.	63,581	4,593
* ICU Medical Inc.	23,467	4,400
* Nektar Therapeutics Class A	214,024	4,343
* Syneos Health Inc.	75,798	4,162
* Tenet Healthcare Corp.	126,218	4,064
* Acadia Healthcare Co. Inc.	108,039	3,475
Cantel Medical Corp.	44,814	3,446
* MEDNAX Inc.	102,931	2,689
* Ligand Pharmaceuticals Inc.	21,419	2,420
* Prestige Consumer Healthcare Inc.	61,256	2,314
* Allscripts Healthcare Solutions Inc.	203,369	2,192
Patterson Cos. Inc.	104,158	2,027
* Avanos Medical Inc.	58,299	2,021
		219,991
Industrials (16.7%)
* Teledyne Technologies Inc.	44,343	15,165
Old Dominion Freight Line Inc.	78,024	14,949
Lennox International Inc.	42,999	11,001
Carlisle Cos. Inc.	69,075	10,774
Nordson Corp.	62,429	10,353
Toro Co.	129,857	10,152

Graco Inc.	203,515	9,832
Hubbell Inc. Class B	66,379	9,759
* XPO Logistics Inc.	112,474	9,300
Owens Corning	132,727	8,901
Donaldson Co. Inc.	155,571	8,724
* AECOM	192,492	8,341
Woodward Inc.	68,682	8,021
* Genesee & Wyoming Inc. Class A	69,072	7,698
Oshkosh Corp.	83,440	7,548
ITT Inc.	107,347	7,491
Curtiss-Wright Corp.	52,121	7,157
Watsco Inc.	39,783	7,080
* Stericycle Inc.	111,170	6,984
* JetBlue Airways Corp.	361,478	6,966
Lincoln Electric Holdings Inc.	75,347	6,951
ManpowerGroup Inc.	73,004	6,763
Acuity Brands Inc.	48,660	6,364
* Kirby Corp.	73,036	6,162
* Trex Co. Inc.	71,259	6,133
EMCOR Group Inc.	68,464	6,088
AGCO Corp.	77,160	6,028
Tetra Tech Inc.	66,630	5,883
Brink's Co.	60,920	5,666
Knight-Swift Transportation Holdings Inc.	149,646	5,535
Landstar System Inc.	48,304	5,382
MSA Safety Inc.	43,404	5,379
* Axon Enterprise Inc.	72,342	5,339
* Clean Harbors Inc.	62,607	5,174
Crane Co.	61,967	5,148
* FTI Consulting Inc.	45,707	4,982
* Mercury Systems Inc.	67,540	4,947
* MasTec Inc.	73,440	4,872
nVent Electric plc	189,340	4,679
Timken Co.	83,270	4,379
* ASGN Inc.	64,610	4,329
Regal Beloit Corp.	51,209	4,185
MSC Industrial Direct Co. Inc. Class A	54,689	4,015
Valmont Industries Inc.	26,422	3,782
Insperity Inc.	47,316	3,680
EnerSys	51,861	3,639
GATX Corp.	43,590	3,523
Kennametal Inc.	100,636	3,505
Herman Miller Inc.	72,072	3,444
KAR Auction Services Inc.	163,037	3,443
* Colfax Corp.	101,963	3,436
Ryder System Inc.	65,086	3,416
Fluor Corp.	170,525	2,974
Deluxe Corp.	52,231	2,668
Trinity Industries Inc.	125,085	2,632
Healthcare Services Group Inc.	90,502	2,276
Terex Corp.	79,878	2,242
* Avis Budget Group Inc.	71,327	2,122
HNI Corp.	52,438	2,060
* Dycom Industries Inc.	38,327	1,995
Werner Enterprises Inc.	54,093	1,988
* NOW Inc.	132,893	1,490
Granite Construction Inc.	57,210	1,474

* Resideo Technologies Inc.	149,245	1,460
		367,828
Information Technology (15.7%)
* Zebra Technologies Corp.	65,960	16,552
* Tyler Technologies Inc.	47,022	13,644
Teradyne Inc.	207,349	12,978
* Fair Isaac Corp.	35,218	12,951
* Trimble Inc.	307,235	12,452
* WEX Inc.	52,805	10,621
Cypress Semiconductor Corp.	450,623	10,567
Cognex Corp.	208,241	10,450
Universal Display Corp.	51,730	10,047
* PTC Inc.	126,462	9,687
* Arrow Electronics Inc.	101,416	8,077
CDK Global Inc.	147,864	7,918
Monolithic Power Systems Inc.	49,043	7,880
Sabre Corp.	333,820	7,488
* Ceridian HCM Holding Inc.	120,775	7,290
* CACI International Inc. Class A	30,355	7,265
* Ciena Corp.	189,260	7,184
MKS Instruments Inc.	66,460	7,063
* Lumentum Holdings Inc.	93,777	6,908
Jabil Inc.	169,753	6,593
* Manhattan Associates Inc.	78,421	6,549
* Tech Data Corp.	43,386	6,286
SYNNEX Corp.	49,820	6,118
National Instruments Corp.	144,767	6,098
MAXIMUS Inc.	77,792	5,807
* Cree Inc.	130,469	5,768
* Silicon Laboratories Inc.	52,844	5,598
j2 Global Inc.	56,632	5,494
Littelfuse Inc.	29,968	5,437
* ACI Worldwide Inc.	142,050	5,327
* ViaSat Inc.	70,175	5,158
KBR Inc.	172,394	5,132
Avnet Inc.	126,244	5,132
* First Solar Inc.	92,411	5,105
Science Applications International Corp.	59,724	5,097
* NCR Corp.	155,080	5,091
* Cirrus Logic Inc.	70,822	5,078
Blackbaud Inc.	59,901	4,965
* SolarEdge Technologies Inc.	58,413	4,767
LogMeIn Inc.	60,369	4,708
Perspecta Inc.	167,891	4,630
* Coherent Inc.	29,196	4,405
* LiveRamp Holdings Inc.	82,542	4,135
* CoreLogic Inc.	97,838	4,053
* Semtech Corp.	81,275	3,939
* Teradata Corp.	139,373	3,702
Vishay Intertechnology Inc.	161,501	3,212
* II-VI Inc.	105,765	3,087
* CommVault Systems Inc.	50,835	2,573
Belden Inc.	46,952	2,523
* Synaptics Inc.	40,256	2,301
InterDigital Inc.	37,966	2,157
* NetScout Systems Inc.	81,680	2,058

Plantronics Inc.	39,600	1,003
		346,108
Materials (6.0%)
RPM International Inc.	158,193	11,663
Reliance Steel & Aluminum Co.	81,316	9,594
Royal Gold Inc.	79,990	9,380
Steel Dynamics Inc.	267,803	9,033
AptarGroup Inc.	78,120	8,759
Sonoco Products Co.	122,081	7,389
Ashland Global Holdings Inc.	73,764	5,289
Valvoline Inc.	229,174	5,191
Scotts Miracle-Gro Co.	47,965	4,848
Eagle Materials Inc.	51,164	4,709
* Ingevity Corp.	51,133	4,618
Louisiana-Pacific Corp.	151,021	4,479
NewMarket Corp.	9,019	4,455
* Allegheny Technologies Inc.	153,885	3,549
Olin Corp.	200,571	3,514
Cabot Corp.	70,415	3,309
Sensient Technologies Corp.	51,568	3,264
Chemours Co.	199,517	3,150
Commercial Metals Co.	143,639	3,068
Carpenter Technology Corp.	58,107	3,055
PolyOne Corp.	93,680	2,954
Silgan Holdings Inc.	94,784	2,920
^ United States Steel Corp.	208,872	2,740
Domtar Corp.	69,844	2,607
Minerals Technologies Inc.	42,768	2,309
Compass Minerals International Inc.	41,427	2,290
Owens-Illinois Inc.	189,469	1,872
Worthington Industries Inc.	45,268	1,734
Greif Inc. Class A	31,930	1,378
		133,120
Real Estate (11.1%)
Camden Property Trust	117,938	13,156
Medical Properties Trust Inc.	605,172	12,563
Liberty Property Trust	192,525	11,863
National Retail Properties Inc.	209,439	11,674
Omega Healthcare Investors Inc.	264,236	11,106
Jones Lang LaSalle Inc.	62,853	10,454
Kilroy Realty Corp.	113,365	9,437
Douglas Emmett Inc.	201,082	8,862
Lamar Advertising Co. Class A	104,884	8,751
CyrusOne Inc.	138,127	8,605
American Campus Communities Inc.	167,644	8,054
Brixmor Property Group Inc.	363,497	7,975
Cousins Properties Inc.	179,062	7,250
Park Hotels & Resorts Inc.	292,249	6,912
EPR Properties	94,568	6,707
First Industrial Realty Trust Inc.	154,283	6,569
Spirit Realty Capital Inc.	121,613	6,373
EastGroup Properties Inc.	45,795	6,237
Life Storage Inc.	56,874	6,229
Highwoods Properties Inc.	126,489	6,141
JBG SMITH Properties	143,898	5,739
Healthcare Realty Trust Inc.	157,530	5,228

Sabra Health Care REIT Inc.			231,025	5,147
CoreSite Realty Corp.			44,955	5,097
Rayonier Inc.			157,759	4,832
Weingarten Realty Investors			146,885	4,677
Service Properties Trust			200,421	4,668
PS Business Parks Inc.			24,463	4,320
Pebblebrook Hotel Trust			159,734	4,185
Corporate Office Properties Trust			136,746	3,990
PotlatchDeltic Corp.			82,025	3,562
Urban Edge Properties			140,401	2,911
Taubman Centers Inc.			74,549	2,421
Mack-Cali Realty Corp.			110,732	2,369
CoreCivic Inc.			145,702	2,207
Senior Housing Properties Trust			289,738	2,121
GEO Group Inc.			148,398	2,057
Alexander & Baldwin Inc.			82,745	1,794
^ Tanger Factory Outlet Centers Inc.			113,053	1,721
Uniti Group Inc.			236,653	1,590
				245,554
Utilities (4.4%)
Aqua America Inc.			263,301	11,656
UGI Corp.			254,859	11,099
OGE Energy Corp.			244,175	10,270
MDU Resources Group Inc.			242,812	7,051
IDACORP Inc.			61,449	6,455
Hawaiian Electric Industries Inc.			133,086	5,812
ONE Gas Inc.			64,290	5,714
Black Hills Corp.			74,445	5,700
ALLETE Inc.			62,855	5,035
Southwest Gas Holdings Inc.			66,220	5,017
Spire Inc.			61,814	4,786
National Fuel Gas Co.			104,989	4,727
PNM Resources Inc.			97,012	4,700
New Jersey Resources Corp.			109,970	4,678
NorthWestern Corp.			61,631	4,411
				97,111
Total Common Stocks (Cost $1,979,499)				2,201,638
	Coupon
Temporary Cash Investments (0.8%)1
Money Market Fund (0.8%)
2,3 Vanguard Market Liquidity Fund	1.841%		160,861	16,089

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
4 United States Treasury Bill	1.527%	4/30/20	450	447

Total Temporary Cash Investments (Cost $16,533)				16,536
Total Investments (100.5%) (Cost $1,996,032)				2,218,174
Other Assets and Liabilities-Net (-0.5%)3				(10,411)
Net Assets (100%)				2,207,763

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $11,781,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $12,475,000 was received for securities on loan.
4 Securities with a value of $178,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)

		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P Mid-Cap 400 Index	December 2019	24	4,824	101

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades

S&P Mid-Cap 400 Index Fund

futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	2,201,638	—	—
Temporary Cash Investments	16,089	447	—
Futures Contracts—Liabilities[1]	(51)	—	—
Total	2,217,676	447	—
1 Represents variation margin on the last day of the reporting period.